Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000134634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)
Accumulated Value	$ 10,000		$ 10,929.6893	$ 12,683.180013	$ 14,292.514988	$ 14,148.736003	$ 15,984.597886	$ 20,780.642531	$ 17,716.676644	$ 19,491.142126	$ 23,476.466135	$ 26,497.254871
C000134635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Aggressive Portfolio (Class A/JABQX)
Accumulated Value	9,500		10,383.204835	12,049.021012	13,577.889238	13,441.299203	15,185.367992	19,715.28824	16,755.571798	18,378.751898	22,045.62773	24,779.435258
C000134642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)
Accumulated Value	1,000,000		1,093,411.85	1,269,164.334054	1,430,728.382655	1,418,195.445247	1,602,602.902624	2,083,709.422321	1,777,364.171693	1,957,943.180703	2,358,464.834708	2,662,530.385216
C000134643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)
Accumulated Value	10,000		10,844.4524	11,901.328873	12,763.767953	13,186.69617	14,552.498731	17,299.039258	14,972.507037	15,930.02701	18,462.940492	20,195.468856
C000134644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Balanced Portfolio (Class A/JABMX)
Accumulated Value	9,500		10,302.22978	11,306.262429	12,125.579555	12,527.361361	13,824.873794	16,431.095868	14,156.020373	15,016.546166	17,339.137792	18,896.208491
C000134651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)
Accumulated Value	1,000,000		1,084,851.17	1,191,049.464128	1,278,952.487729	1,320,644.215768	1,459,267.299888	1,735,172.967474	1,501,232.03746	1,599,278.897972	1,854,050.647434	2,028,806.582933
C000134652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)
Accumulated Value	10,000		10,767.5243	11,179.270768	11,354.739931	12,155.689887	13,046.500779	13,994.210598	12,367.902941	12,867.943812	14,304.526721	15,235.548858
C000134653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Conservative Portfolio (Class A/JABJX)
Accumulated Value	9,500		10,229.148085	10,620.30723	10,787.002935	11,547.905393	12,394.17574	13,270.58278	11,694.268587	12,121.782629	13,426.180505	14,248.038635
C000134660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)
Accumulated Value	1,000,000		1,077,085.72	1,119,624.164967	1,137,640.70918	1,218,289.287706	1,308,048.176376	1,402,270.13048	1,240,985.745723	1,291,684.617493	1,436,363.356875	1,530,460.999838
C000134661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Growth Portfolio (Class 1/JLGOX)
Accumulated Value	10,000		10,892.0859	12,284.466552	13,481.612632	13,652.754289	15,271.514263	19,009.752951	16,348.997371	17,720.310234	20,987.588123	23,364.713712
C000134662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Growth Portfolio (Class A/JABPX)
Accumulated Value	9,500		10,347.481605	11,670.243224	12,807.532	12,970.116575	14,507.93855	18,034.078071	15,462.06489	16,691.250498	19,703.824757	21,850.6711409999
C000134669 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Growth Portfolio (Class R6/JLGSX)
Accumulated Value	1,000,000		1,089,470	1,229,090.406852	1,350,216.873138	1,367,746.927832	1,530,188.212364	1,906,071.663035	1,639,001.993572	1,778,546.557745	2,106,350.153665	2,346,074.749321
C000134670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)
Accumulated Value	10,000		10,813.2231	11,528.086036	12,027.847587	12,706.297214	13,791.381833	15,541.961924	13,596.60035	14,286.569216	16,196.715093	17,438.687305
C000134671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Moderate Portfolio (Class A/JABKX)
Accumulated Value	9,500		10,272.561945	10,951.681734	11,426.455207	12,070.982352	13,101.81274	14,739.124005	12,856.253974	13,458.285092	15,202.45125	16,309.045734
C000134678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)
Accumulated Value	1,000,000		1,081,712.4	1,154,725.347622	1,205,167.665325	1,272,445.692278	1,381,659.718771	1,557,573.698043	1,363,090.996414	1,432,846.94643	1,625,049.422693	1,750,430.695919
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,255.3025	13,082.495849	15,654.718881	16,112.081825	19,646.544746	25,769.526174	22,876.224276	26,523.727287	33,721.038028	39,075.805332
Standard And Poor s 500 C000134642 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,125,530.25	1,308,249.58489	1,565,471.888138	1,611,208.182561	1,964,654.474635	2,576,952.617417	2,287,622.427649	2,652,372.728769	3,372,103.802928	3,907,580.533302
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,596.6456	10,648.792329	10,537.064241	11,608.957006	12,360.445076	12,350.022872	10,927.802266	10,797.408451	11,585.263061	11,948.59788
Bloomberg U S Aggregate Bond C000134660 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,059,664.56	1,064,879.23288	1,053,706.424129	1,160,895.700608	1,236,044.507616	1,235,002.287248	1,092,780.2266	1,079,740.845102	1,158,526.306144	1,194,859.788037
Standard And Poor s 500 C000134669 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,125,530.25	1,308,249.58489	1,565,471.888138	1,611,208.182561	1,964,654.474635	2,576,952.617417	2,287,622.427649	2,652,372.728769	3,372,103.802928	3,907,580.533302
Bloomberg U S Aggregate Bond C000134678 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,059,664.56	1,064,879.23288	1,053,706.424129	1,160,895.700608	1,236,044.507616	1,235,002.287248	1,092,780.2266	1,079,740.845102	1,158,526.306144	1,194,859.788037
John Hancock Lifestyle Aggressive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Aggressive Index
Accumulated Value	10,000		11,066.4218	12,745.53164	14,512.24943	14,596.772834	16,618.062266	21,634.02993	18,560.337268	20,555.179117	24,876.402336	28,219.196264
Morningstar U S Aggressive Target Allocation C000134642 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,090,668.26	1,258,550.735256	1,442,468.870756	1,456,572.797661	1,708,355.869505	2,194,324.825277	1,879,037.388088	2,138,417.942845	2,633,149.380673	3,031,436.554203
John Hancock Lifestyle Aggressive C000134642 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,106,642.18	1,274,553.163968	1,451,224.942934	1,459,677.283345	1,661,806.226527	2,163,402.992871	1,856,033.726704	2,055,517.911608	2,487,640.233445	2,821,919.626218
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderate Target Allocation Index
Accumulated Value	10,000		10,822.4201	11,892.2344	13,047.245547	13,622.534353	15,496.923017	18,290.314522	15,997.136708	17,416.372282	20,500.727518	22,789.203845
John Hancock Lifestyle Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Balanced Index
Accumulated Value	10,000		10,991.8975	12,062.559868	13,085.342751	13,704.317018	15,316.475742	18,220.805784	15,823.234356	16,853.701607	19,562.296902	21,450.243221
Morningstar U S Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Aggressive Target Allocation Index
Accumulated Value	10,000		10,906.6826	12,585.507353	14,424.688708	14,565.727977	17,083.558696	21,943.248254	18,790.373882	21,384.17943	26,331.493809	30,314.365545
Morningstar US Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Conservative Target Allocation Index
Accumulated Value	10,000		10,645.3763	11,054.376661	11,433.926252	12,314.804735	13,321.763536	14,199.522146	12,607.048861	13,014.498721	14,488.469699	15,455.802231
John Hancock Lifestyle Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Conservative Index
Accumulated Value	10,000		10,702.2065	11,212.567758	11,509.933128	12,317.136478	13,281.993575	14,329.171848	12,799.17739	13,202.556521	14,650.739005	15,645.692081
Morningstar US Conservative Target Allocation C000134660 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,064,537.63	1,105,437.666077	1,143,392.625145	1,231,480.473398	1,332,176.353469	1,419,952.214475	1,260,704.886011	1,301,449.87197	1,448,846.969771	1,545,580.222924
John Hancock Lifestyle Conservative C000134660 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,070,220.65	1,121,256.775842	1,150,993.312842	1,231,713.647885	1,328,199.357587	1,432,917.184928	1,279,917.739091	1,320,255.652155	1,465,073.900525	1,564,569.208118
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderately Aggressive Target Allocation Index
Accumulated Value	10,000		10,848.925	12,247.244679	13,711.429479	14,053.727363	16,217.317382	20,004.023529	17,256.973798	19,241.954103	23,167.896926	26,266.445598
John Hancock Lifestyle Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Growth Index
Accumulated Value	10,000		11,015.2603	12,440.440123	13,880.413976	14,177.820723	16,010.329997	20,079.598883	17,358.841747	18,945.268724	22,534.168357	25,239.718408
Morningstar U S Moderately Aggressive Target Allocation C000134669 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,084,892.5	1,224,724.467908	1,371,142.947946	1,405,372.736379	1,621,731.73829	2,000,402.35298	1,725,697.379913	1,924,195.410412	2,316,789.692709	2,626,644.559939
John Hancock Lifestyle Growth C000134669 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,101,526.03	1,244,044.012287	1,388,041.397604	1,417,782.072284	1,601,032.999668	2,007,959.888246	1,735,884.174692	1,894,526.872441	2,253,416.835756	2,523,971.840886
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderately Conservative Target Allocation Index
Accumulated Value	10,000		10,719.0193	11,436.84351	12,104.254809	12,847.564387	14,203.787972	15,861.539764	13,952.751759	14,764.518112	16,865.83504	18,352.585553
John Hancock Lifestyle Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Moderate Index
Accumulated Value	10,000		10,878.3404	11,647.924893	12,285.573768	13,052.108186	14,340.808088	16,229.547869	14,269.385761	14,929.539487	16,935.867597	18,289.561147
Morningstar U S Moderately Conservative Target Allocation C000134678 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,071,901.93	1,143,684.350993	1,210,425.480901	1,284,756.438736	1,420,378.797251	1,586,153.976417	1,395,275.175895	1,476,451.811235	1,686,583.50403	1,835,258.55531
John Hancock Lifestyle Moderate C000134678 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,087,834.04	$ 1,164,792.489296	$ 1,228,557.376821	$ 1,305,210.818661	$ 1,434,080.808841	$ 1,622,954.786917	$ 1,426,938.576124	$ 1,492,953.948712	$ 1,693,586.759752	$ 1,828,956.114803